Debt:	12 Months Ended
Dec. 31, 2018
Debt:
Debt:

7. Debt:

Long-term debt consists of first mortgage notes payable to the United States of America acting through the Federal Financing Bank (FFB) and guaranteed by the Rural Utilities Service or the U.S. Department of Energy, first mortgage bonds payable (FMBs), first mortgage notes issued in conjunction with the sale by public authorities of pollution control revenue bonds (PCBs) and first mortgage notes payable to CFC. Substantially all of our owned tangible and certain of our intangible assets are pledged under our first mortgage indenture as collateral for the Federal Financing Bank notes, the first mortgage bonds, the first mortgage notes issued in conjunction with the sale of pollution control revenue bonds, and the CFC first mortgage notes.

Maturities for long-term debt and capital lease obligations through 2023 are as follows:

	(dollars in thousands)
	2019	2020	2021	2022	2023
FFB	$164,782	$180,107	$185,476	$189,176	$195,483
FMBs	351,010	1,010	1,010	1,010	1,010
PCBs(1)	—	133,550	93,379	18,676	—
CFC	1,035	391	—	—	—
	$516,827	$315,058	$279,865	$208,862	$196,493
Capital Leases	5,462	6,082	6,772	7,541	8,398
Total	$522,289	$321,140	$286,637	$216,403	$204,891

(1)

In addition to regularly scheduled principal payments included are amounts that would be due if the letters of credit supporting the Series 2009 and Series 2010 bonds were drawn upon and became payable in accordance with their terms, such as would occur if the credit facility the letters of credit were issued under was not renewed or extended at its expiration date. These amounts equal $133.6 million in 2020,  $93.4 million in 2021 and $18.7 million in 2022. We anticipate extending these credit facilities before their expiration. The nominal maturities of the Series 2009 and Series 2010 pollution control bonds range from 2030 through 2038.

The weighted average interest rate on our long-term debt at December 31, 2018 and 2017 was 4.24% and 4.17%, respectively.

Long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts at December 31, 2018 and 2017 are as follows:

	2018		2017
		Unamortized Debt		Unamortized Debt
		Issuance Costs and		Issuance Costs and
	Principal	Debt Discounts	Principal	Debt Discounts
	(dollars in thousands)
FFB	$4,372,422	$50,210	$4,192,450	$51,593
FMBs	3,556,062	41,509	3,057,072	34,673
PCBs	980,770	11,612	980,770	9,347
CFC	1,426	—	2,411	—
	$8,910,680	$103,331	$8,232,703	$95,613

We use the effective interest rate method to amortize debt issuance costs and debt discounts as well as the straight-line method when the results approximate those of the effective interest rate method. Unamortized debt issuance costs and debt discounts are being amortized to expense over the life of the respective debt issues.

a)  Department of Energy Loan Guarantee:

Pursuant to the loan guarantee program established under Title XVII of the Energy Policy Act of 2005, we and the U.S. Department of Energy, acting by and through the Secretary of Energy, entered into a Loan Guarantee Agreement on February 20, 2014 pursuant to which the Department of Energy agreed to guarantee our obligations under a Note Purchase Agreement, dated as of February 20, 2014 (the Original Note Purchase Agreement), among us, the Federal Financing Bank and the Department of Energy and two future advance promissory notes, each dated February 20, 2014, made by us to the Federal Financing Bank in the aggregate amount of $3,057,069,461 (the Original FFB Notes and together with the Original Note Purchase Agreement, the Original FFB Documents). Following the bankruptcy of Westinghouse in 2017 (as described in Note 8), we and the Department of Energy amended the loan guarantee agreement to restrict further advances pending the satisfaction of certain conditions, including an amendment to the loan guarantee agreement.

In September 2017, the Department of Energy issued a conditional commitment to us to guarantee an additional $1,619,679,706 of funding from the Federal Financing Bank. On March 7, 2019, we entered into an amendment and waiver of the loan guarantee agreement under which we received an advance of $585,000,000. On March 22, 2019, we and the Department of Energy entered into an Amended and Restated Loan Guarantee Agreement (as amended, the Loan Guarantee Agreement) which increased the aggregate amount guaranteed by the Department of Energy to $4,676,749,167 and permits us to draw the remaining amount under the Original FFB Notes. We also entered into a Note Purchase Agreement dated as of March 22, 2019 (the Additional Note Purchase Agreement), among us, the Federal Financing Bank and the Department of Energy and a future advance promissory note, dated March 22, 2019, made by us to the Federal Financing Bank in the amount of $1,619,679,706 (the Additional FFB Note and together with the Additional Note Purchase Agreement, the Additional FFB Documents).

Together, the Original FFB Documents and Additional FFB Documents provide for a multi-advance term loan facility (the Facility) under which we may make long-term loan borrowings through the Federal Financing Bank.

Proceeds of advances made under the Facility are used to reimburse us for a portion of certain costs of construction relating to Vogtle Units No. 3 and No. 4 that are eligible for financing under the Title XVII loan guarantee program (Eligible Project Costs). Borrowings under the Original FFB Notes may not exceed $3,057,069,461, of which $335,471,604 is designated for capitalized interest. Borrowings under the Additional FFB Note may not exceed (i) $1,619,679,706 or (ii) an amount that, when aggregated with borrowings under the Original FFB Notes, equals 70% of Eligible Project Costs less the $1,104,000,000 guarantee payment we received from Toshiba Corporation in December 2017. Total borrowings under the Facility will not exceed $4,676,749,167.

At December 31, 2018, aggregate Department of Energy-guaranteed borrowings totaled $1,794,723,000, including capitalized interest. On March 15, 2019, we received a $585,000,000 advance under the Original FFB Notes. In conjunction with this advance, we repaid $436,600,000 of outstanding commercial paper, which was classified as long-term debt at December 31, 2018. We have no amounts outstanding under the Additional FFB Note.

Under the Loan Guarantee Agreement, we are obligated to reimburse the Department of Energy in the event it is required to make any payments to the Federal Financing Bank under its guarantee. Our payment obligations to the Federal Financing Bank under the FFB Notes and reimbursement obligations to the Department of Energy under its guarantee, but not our covenants to the Department of Energy under the Loan Guarantee Agreement, are secured equally and ratably with all of our other obligations issued under our first mortgage indenture. The final maturity date for each advance is February 20, 2044. Interest is payable quarterly in arrears and principal payments on all advances under the FFB Notes will begin on February 20, 2020. Interest rates on borrowings during the applicable interest rate periods will equal the current average yield on U.S. Treasuries of comparable maturity at the beginning of the interest rate period, plus a spread equal to 0.375%.

Advances under the Original FFB Notes may be requested on a quarterly basis through December 31, 2020. Advances under the Additional FFB Note may be requested on a quarterly basis through November 30, 2023, one year beyond the current anticipated commercial operation date of Vogtle Unit No. 4.

Future advances under the Facility are subject to satisfaction of customary conditions, as well as (i) certification of compliance with the requirements of the Title XVII loan guarantee program, (ii) accuracy of project-related representations and warranties, (iii) delivery of updated project-related information, (iv) no Project Adverse Event (as described in Note 8) having occurred or, if a Project Adverse Event has occurred, that Co-owners (as described in Note 8) representing at least 90% of the ownership interests have voted to continue construction, have not deferred construction and we have provided the Department of Energy with certain additional information, (v) certification regarding Georgia Power’s compliance with certain obligations relating to the Cargo Preference Act, as amended, (vi) evidence of compliance with the applicable wage requirements of the Davis-Bacon Act, as amended, (vii) certification from the Department of Energy’s consulting engineer that proceeds of the advance are used to reimburse Eligible Project Costs and (viii) if either the Services Agreement or the Bechtel Agreement (each, as described in Note 8) are terminated, or rejected in bankruptcy proceedings, the Department of Energy has approved the replacement agreement.

We may voluntarily prepay outstanding borrowings under the Facility. Under the FFB Documents, any prepayment will be subject to a make-whole premium or discount, as applicable. Any amounts prepaid may not be re-borrowed.

Under the Loan Guarantee Agreement, we are subject to customary borrower affirmative and negative covenants and events of default. In addition, we are subject to project-related reporting requirements and other project-specific covenants and events of default.

If certain events occur, referred to as an “Alternate Amortization Event,” at the Department of Energy’s option the Federal Financing Bank’s commitment to make further advances under the Facility will terminate and we will be required to repay the outstanding principal amount of all borrowings under the Facility over a period of five years, with level principal amortization. These events include (i) abandonment of the Vogtle Units No. 3 and No. 4 project, including a decision by Georgia Power to cancel the project, (ii) cessation of the construction of Vogtle Units No. 3 and No. 4 for twelve consecutive months, (iii) termination of the Services Agreement or rejection of the Services Agreement in bankruptcy, if Georgia Power does not maintain access to certain related intellectual property rights, (iv) termination of the Services Agreement by Westinghouse or termination of the Bechtel Agreement by Bechtel Power Corporation, (v) delivery of certain notices by the Co-owners to the Department of Energy of their intent to cancel construction of Vogtle Units No. 3 and No. 4 coupled with termination by the Co-owners of the Services Agreement or the Bechtel Agreement, (vi) failure of the Co-owners to enter into a replacement contract with respect to the Services Agreement or the Bechtel

Agreement following the Co-owners’ termination of such agreement with the intent to replace it, (vii) the Department of Energy’s takeover of construction of Vogtle Units No. 3 and No. 4 under certain conditions, (viii) the occurrence of any Project Adverse Event that results in a cancellation of the Vogtle Units No. 3 and No. 4 project or the cessation or deferral of construction beyond the periods permitted under the Amended Loan Guarantee Amendment, (ix) loss of or failure to receive necessary regulatory approvals under certain circumstances, (x) loss of access to intellectual property rights necessary to construct or operate Vogtle Units No. 3 and No. 4 under certain circumstances, (xi) our failure to fund our share of operation and maintenance expenses for Vogtle Units No. 3 and No. 4 for twelve consecutive months, (xii) change of control of Oglethorpe and (xiii) certain events of loss or condemnation. If we receive proceeds from an event of condemnation relating to Vogtle Units No. 3 and No. 4, such proceeds must be applied to immediately prepay outstanding borrowings under the Facility.

b)  Rural Utilities Service Guaranteed Loans:

During 2018, we received advances on Rural Utilities Service-guaranteed Federal Financing Bank loans totaling $313,028,000 for long-term financing of general and environmental improvements at existing plants.

In February 2019, we received an additional $47,940,000 in advances on Rural Utilities Service-guaranteed Federal Financing Bank loans for long-term financing of general and environmental improvements at existing plants.

c)  Pollution Control Revenue Bonds:

On December 28, 2017, the Development Authority of Burke County (Georgia) issued, on our behalf,  $399,785,000 (Series 2017C, D, E, F Burke) in aggregate principal amount of tax-exempt pollution control revenue bonds to refinance costs associated with certain of our pollution control facilities. The bonds were directly purchased by two banks and the proceeds defeased our obligations under $399,785,000 of pollution control revenue bonds issued in 2008 that were callable on or after January 1, 2018. Those 2008 bonds were fully redeemed on their call date. Each series of the 2017 bonds bore interest at an indexed variable rate until February 1, 2018 when we converted the bonds into fixed interest rate modes. We converted the (i) $200,000,000 Series 2017C and Series 2017D bonds to a fixed rate of 4.125% per annum to maturity with an optional call at par on February 1, 2028, (ii) $100,000,000 Series 2017E bonds to a fixed term rate of 3.25% per annum to the mandatory tender date of February 3, 2025 and (iii) $99,785,000 Series 2017F bonds to a fixed term rate of 3.00% per annum to the mandatory tender date of February 1, 2023. The Series 2017C, D, E, F bonds are scheduled to mature in 2041 through 2045. Our payment obligations related to these bonds are secured under our first mortgage indenture.

d) First Mortgage Bonds:

On October 30, 2018, we issued $500,000,000 of 5.05% first mortgage bonds, Series 2018A, for the purpose of providing long-term financing for expenditures related to the construction of Vogtle Units No. 3 and No. 4. The bonds are due to mature October 2048 and are secured under our first mortgage indenture.

e) Credit Facilities:

As of December 31, 2018, we had a total of $1,610,000,000 of committed credit arrangements comprised of four separate facilities with maturity dates that range from March 2020 to December 2023. These credit facilities are for general working capital purposes, issuing letters of credit and backing up outstanding commercial paper. Under our unsecured committed lines of credit that we had in place at December 31, 2018, we had the ability to issue letters of credit totaling $760,000,000 in the aggregate, of which $509,000,000 remained available. At December 31, 2018, we had 1) $251,000,000 under these lines of credit in the form of issued letters of credit supporting variable rate demand bonds and collateral postings to third parties, and 2) $436,627,000 dedicated under one of these lines of credit to support a like amount of commercial paper that was outstanding.

The weighted average interest rate on short-term borrowings at December 31, 2018 and December 31, 2017 was 2.98% and 1.58%, respectively.